Derivative Financial Instruments and Fair Value Measurements (Details Narrative) - USD ($)	Mar. 31, 2020	Jun. 30, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Convertible debt	$ 169,500
Share price	$ 0.03	$ 6.00